Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2015
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust II
CIK	dei_EntityCentralIndexKey	0001587982
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Apr. 26, 2016
Effective Date	dei_DocumentEffectiveDate	May 01, 2016
Prospectus Date	rr_ProspectusDate	May 01, 2016
Kaizen Hedged Premium Spreads Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Kaizen Hedged Premium Spreads Fund (the “Fund”) is to seek risk-adjusted returns which are uncorrelated to the broader markets.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled “Your Account With The Fund - Class A Shares” on page 19 of this Prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period August 3, 2015 (commencement date) through December 31, 2015, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	none
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund pursues its investment objective primarily by simultaneously purchasing and writing (selling) put or call options on major equity indexes (e.g., the S&P 500® Index and the NASDAQ 100 Index (NDX)). A put is an option contract giving the owner the right (but not the obligation) to sell a specified amount of an underlying asset at a set price within a specified time. A call is an option contract giving the owner the right (but not the obligation) to buy a specified amount of an underlying security at a specified price within a specified time. This strategy is referred to as a “credit spread” or “vertical credit spread” More specifically, a credit spread entails the simultaneous purchase and sale of options of the same type (puts or calls) with respect to the same index and with the same expiration date, but at different exercise (“strike”) prices.

The Fund’s returns are driven by the premiums received by the Fund when writing options (puts or calls) from purchasers seeking protection below a certain level of asset decline (through a put) or seeking participation in the asset price increase above a certain level (through a call). Under normal circumstances, the Fund intends to purchase and sell call and put options or futures on the CBOE Volatility Index® (the “VIX®”) to seek to mitigate losses relating to sudden and extreme market declines as further described below. The Chicago Board Options Exchange, Incorporated (“CBOE”) compiles, maintains and owns the VIX®. The VIX® is based on real-time prices of options on the S&P 500 Index and is designed to reflect investors’ consensus view of future expected stock market volatility.

The Fund’s advisor will enter into credit spreads for the Fund based upon the advisor’s determination of the volatility environment of the stock market. The advisor determines the volatility environment through a proprietary process that analyzes daily market prices for various exchange-traded volatility instruments such as VIX® futures. Based on this analysis, volatility environments are classified as normal, elevated, or stressed.

• Normal volatility environment – generally when prices of near-term (1-2 months) exchange-traded volatility instruments are lower than the prices of medium-term (3-6 months) exchange-traded volatility instruments.

• Elevated volatility environment – generally when prices of near-term exchange-traded volatility instruments are the same as or similar to prices of medium-term exchange-traded volatility instruments.

• Stressed volatility environment – generally when prices of near-term exchange-traded volatility instruments are higher than the prices of medium-term exchange-traded volatility instruments.

Once the volatility environment is determined, the Fund’s advisor will invest in credit spreads that it believes are appropriate for the state of the volatility environment. The Fund’s investment exposure to and number of credit spreads will vary based on the state of the volatility environment. During a normal volatility environment, the Fund’s portfolio will generally have the highest investment exposure to and enter into the largest number of credit spreads. During times of elevated volatility, the Fund will reduce its investment exposure to and number of credit spreads in order to reduce the Fund’s volatility and risk of decline.

After investment positions are established, the advisor employs an investment process that continuously analyzes prices for exchange-traded volatility instruments. The volatility environment of the stock market is determined on a daily basis. The Fund’s advisor seeks to identify changes in the volatility environment that would signal a more cautious investment stance, or a more aggressive investment stance, dependent upon the direction of change. The Fund’s advisor will respond to changing levels of volatility if the change is great enough to produce a new volatility environment signal. In particular, open credit spreads may be closed when the volatility environment changes and strike prices and sizes for new credit spreads will be adjusted to reflect the change in volatility environment.

The Fund typically writes index put options and call options with weekly and monthly expirations. The Fund will generally have up to 15 credit spreads at any given time, with up to 25% exposure to a single equity index credit spread. The equity indexes with respect to which the Fund will purchase and write options are generally based on a mixture of underlying securities.

In addition to the credit spread strategy, the Fund also intends to use a hedging strategy to seek to mitigate losses relating to sudden and extreme market declines. A declining market generally negatively affects the Fund’s credit put spreads. To hedge against this, the Fund intends to purchase and sell call and put options or futures on the CBOE Volatility Index®. The value of a VIX® hedge typically increases during sudden and extreme equity market declines, and will generally counter losses on the Fund’s credit put spreads during such declines. The extent of the Fund’s VIX® hedges varies depending on the Fund’s investment exposure to credit spreads. As the Fund’s investment exposure increases, so will the Fund’s VIX® hedges.

All futures and options positions held by the Fund are exchange-traded and collateralized with cash, cash equivalents (for example, Treasury Bills and money market fund shares), other listed options or debt rated investment grade by at least one nationally recognized statistical rating organization (“NRSRO”). The Fund segregates cash or other liquid assets (for example, Treasury Bills and money market fund shares) in an amount equal to the Fund’s obligations under each put option sold by the Fund so that each option sold is secured, or “covered.” The Fund will limit the use of leverage by ensuring that the aggregate value of the underlying indexes (as measured by the strike price of the options) of the put options sold will not exceed the Fund’s total net assets.

The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means that the Fund may invest in fewer issuers at any one time than a diversified fund.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

The results of the stock market Fund’s investment strategy typically have a low correlation to results of the stock market. However, a significant move in the broad equity markets in a short time period can sometimes result in an increased correlation of the strategy to stocks.

Written Options Risk. The Fund will incur a loss as a result of writing (selling) options (also referred to as a short position) if the price of the written option instrument increases in value between the date the Fund writes the option and the date on which the Fund purchases an offsetting position. The Fund’s losses are potentially large in a written put transaction and potentially unlimited in a written call transaction.

Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include options and futures. Depending on how the Fund uses derivatives and the relationship between the market value of the derivative and the underlying instrument, the use of derivatives could increase or decrease the Fund’s exposure to the risks of the underlying instrument. Using derivatives can have a leveraging effect and increase Fund volatility. A small investment in derivatives could have a potentially large impact on the Fund’s performance. Derivatives transactions can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, additional risks are associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include, but are not limited to, illiquidity risk and counterparty credit risk. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund’s relationship with a brokerage firm through which it would submit derivatives trades for clearing, including in some cases from fellow clearing customers of the brokerage firm. The Fund would also be exposed to counterparty risk with respect to the clearinghouse. Financial reform laws have changed many aspects of financial regulation applicable to derivatives. Once implemented, new regulations, including margin, clearing, and trade execution requirements, may make derivatives more costly, may limit their availability, may present different risks or may otherwise adversely affect the value or performance of these instruments. The extent and impact of these regulations are not yet fully known and may not be known for some time.

Futures Risk. The value of a futures contract tends to increase and decrease in correlation with the value of the underlying instrument. Risks of futures contracts may arise from an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. The Fund’s use of futures contracts (and related options) exposes the Fund to leverage risk because of the small margin requirements relative to the value of the futures contract. A relatively small market movement will have a proportionately larger impact on the funds that the Fund has deposited or will have to deposit with a broker to maintain its futures position. Leverage can lead to large losses as well as gains. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intraday price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the Fund may be unable to close out its futures contracts at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures could exceed the Fund’s initial investment in such contracts.

Leveraging Risk. Derivative instruments held by the Fund involve inherent leverage, whereby small cash deposits allow the Fund to hold contracts with greater face value, which may magnify the Fund’s gains or losses. Adverse changes in the value or level of the underlying asset, reference rate or index can result in loss of an amount substantially greater than the amount invested in the derivative. In addition, the use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy obligations.

Asset Segregation Risk. As a series of an investment company registered with the SEC, the Fund must segregate liquid assets, or engage in other measures to “cover” open positions with respect to certain kinds of derivatives and short sales. The Fund may incur losses on derivatives and other leveraged investments (including the entire amount of the Fund’s investment in such investments) even if they are covered.

Hedging Transactions Risk. Hedging transactions involve risks different than those of underlying investments. In particular, the variable degree of correlation between price movements of hedging transactions and price movements in the position being hedged means that losses on the hedge may be greater than gains in the value of the Fund’s positions, opportunities for gain may be limited or that there may be losses on both parts of a transaction. Whether the Fund hedges successfully will depend on the Advisor’s ability to predict pertinent market movements and the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. There can be no assurance that any hedging transactions the Fund engages in will be successful. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging involves its own costs.

Credit Risk. If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund’s portfolio will typically decline.

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

Interest Rate Risk. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Generally, the longer the maturity and duration of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the Fund’s investments. These risks are greater during periods of rising inflation. In addition, a potential rise in interest rates may result in periods of volatility and increased redemptions that might require the Fund to liquidate portfolio securities at disadvantageous prices and times.

Index Risk. If a derivative is linked to the performance of an index, the derivative will be subject to the risks associated with changes in that index.

Tax Risk. The Fund has elected to be, and intends to qualify each year for treatment as, a “regulated investment company” under the U.S. Internal Revenue Code of 1986, as amended (the “Code”). To maintain qualification for federal income tax purposes as a regulated investment company under the Code, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income.” Income derived from direct investments in commodities is not “qualifying income.” In addition, the Internal Revenue Service (the “IRS”) has issued a revenue ruling concluding that income and gains from certain commodity-linked derivatives do not constitute “qualifying income.” It is possible that some of the Fund’s income will not constitute “qualifying income.” If income derived by the Fund from its investments in commodities does not constitute “qualifying income,” the Fund may not be able to qualify as a regulated investment company under the Code; in that case, the Fund would be subject to U.S. federal income tax at regular corporate rates on its taxable income, including its net capital gain, even if such income were distributed to its shareholders, and all distributions out of earnings and profits would be taxed to shareholders as dividend income.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Management and Strategy Risk. Risks inherent in the use of options and futures contracts include: imperfect correlation between the price of the options and futures contracts and movements in the prices of the underlying securities being hedged; the fact that skills needed to use this strategy are different from those needed to select portfolio securities; and the possible absence of a liquid secondary market for any particular instrument at any time. The Advisor’s proprietary process for analyzing daily market prices for VIX® futures and options as well as the Advisor’s determination of the current and expected volatility environment are designed to help lower these risks. The value of your investment depends on the alternative techniques and analyses that may be employed by the Advisor, which may not produce the desired results, and on the judgment on the Advisor, which may prove to be incorrect. The Fund may lose money if the Advisor’s investment management strategies do not achieve the Fund’s investment objective or if the Advisor does not implement the Fund’s investment strategies successfully. These risks may be heightened with respect to the Fund, as compared to funds employing more traditional investment strategies and techniques.

Non-Diversification Risk. The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices.
Kaizen Hedged Premium Spreads Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KZSAX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imst2kaizen_WireFee	$ 20.00
Overnight check delivery fee	imst2kaizen_CheckFee	25.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15.00
Management fees	rr_ManagementFeesOverAssets	1.10%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend and interest expense on short sales	rr_Component1OtherExpensesOverAssets	0.03%
All other expenses	rr_Component2OtherExpensesOverAssets	0.37%
Other expenses (includes shareholder service fees of 0.10%)	rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.75%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 718
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,071
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,447
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,499
Kaizen Hedged Premium Spreads Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KZSCX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imst2kaizen_WireFee	$ 20.00
Overnight check delivery fee	imst2kaizen_CheckFee	25.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15.00
Management fees	rr_ManagementFeesOverAssets	1.10%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Dividend and interest expense on short sales	rr_Component1OtherExpensesOverAssets	0.03%
All other expenses	rr_Component2OtherExpensesOverAssets	0.37%
Other expenses (includes shareholder service fees of 0.10%)	rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.50%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 356
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	779
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,331
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,836
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	253
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	779
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,331
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 2,836
Kaizen Hedged Premium Spreads Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KZSIX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imst2kaizen_WireFee	$ 20.00
Overnight check delivery fee	imst2kaizen_CheckFee	25.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15.00
Management fees	rr_ManagementFeesOverAssets	1.10%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and interest expense on short sales	rr_Component1OtherExpensesOverAssets	0.03%
All other expenses	rr_Component2OtherExpensesOverAssets	0.37%
Other expenses (includes shareholder service fees of 0.10%)	rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.50%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 153
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	474
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	818
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,791

[1]	Class C Shares of the Fund are subject to a contingent deferred sales charge ("CDSC") of 1.00% on any shares sold within 12 months of the date of purchase.